Redeemable Noncontrolling Interests	6 Months Ended
Sep. 30, 2017
Redeemable Noncontrolling Interests
10.	Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests for the six months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Beginning balance	¥7,467	¥6,548
Comprehensive income
Net income	148	148
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(772)	34
Total other comprehensive income (loss)	(772)	34
Comprehensive income (loss)	(624)	182

Ending balance	¥6,843	¥6,730